PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2023 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)
Capital Markets (1.4%)
Morgan Stanley	4.25%	01/15/2027	100,000	1,895,000
The Charles Schwab Corp. [l]	4.45%	06/01/2026	103,049	1,990,907

				3,885,907
Equity Real Estate Investment Trusts (1.4%)
Public Storage	3.88%	10/06/2025	22,966	417,981
Public Storage [l]	4.00%	06/16/2026	136,587	2,522,762
Public Storage	4.10%	01/13/2027	48,626	900,067

				3,840,810

Total investment in preferred stocks (2.8%) (cost $9,995,311)				7,726,717

Convertible Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Electrical Equipment (0.7%)
Sunrun Inc.	0.00%	02/01/2026	2,800,000	1,849,400

Total investment in convertible bonds (0.7%) (cost $2,358,147)				1,849,400

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Air Freight & Logistics (2.6%)
C.H. Robinson Worldwide Inc.	4.20%	04/15/2028	4,000,000	3,842,825
FedEx Corp.	4.25%	05/15/2030	1,750,000	1,699,100
FedEx Corp.	4.75%	11/15/2045	1,750,000	1,578,693

				7,120,618
Airlines (2.4%)
Alaska Airlines 2020-1, Class B	8.00%	08/15/2025	3,569,918	3,625,507
Alaska Airlines 2020-1, Class A	4.80%	08/15/2027	126,053	122,232
Southwest Airlines Co.	5.13%	06/15/2027	3,000,000	2,987,368

				6,735,107
Auto Components (1.4%)
APTIV plc	2.40%	02/18/2025	1,000,000	952,084
APTIV plc	5.40%	03/15/2049	2,000,000	1,785,672
APTIV plc	4.15%	05/01/2052	1,500,000	1,169,383

				3,907,139
Banks (2.3%)
Bank of America Corp.	1.53%	12/06/2025	2,000,000	1,868,971
Bank of America Corp.	3.85%	03/08/2037	1,000,000	851,979
Citigroup Inc.	2.01%	01/25/2026	4,000,000	3,764,237

				6,485,187
Building Products (1.4%)
Masco Corp.	3.50%	11/15/2027	2,000,000	1,884,612
Masco Corp.	4.50%	05/15/2047	2,500,000	2,083,484

				3,968,096
Capital Markets (1.4%)
Morgan Stanley	2.72%	07/22/2025	2,500,000	2,411,070
The Charles Schwab Corp.	3.75%	04/01/2024	1,500,000	1,471,063

				3,882,133
Chemicals (1.3%)
The Sherwin-Williams Co.	4.50%	06/01/2047	4,000,000	3,516,873

Consumer Finance (3.7%)
American Express Co.	4.05%	05/03/2029	4,000,000	3,897,121
Capital One Financial Corp.	2.62%	11/02/2032	3,000,000	2,284,525
Discover Financial Services	4.50%	01/30/2026	3,500,000	3,375,008
Discover Financial Services	4.10%	02/09/2027	1,000,000	944,381

				10,501,035
Containers & Packaging (1.6%)
Ball Corp.	4.88%	03/15/2026	4,500,000	4,471,200

Electronic Equipment, Instruments & Components (1.4%)
Trimble Inc.	4.90%	06/15/2028	4,000,000	3,971,625

Equity Real Estate Investment Trusts (5.8%)
Alexandria Real Estate Equities Inc.	2.00%	05/18/2032	3,000,000	2,306,585
Alexandria Real Estate Equities Inc.	4.85%	04/15/2049	1,750,000	1,512,758
American Tower Corp.	2.40%	03/15/2025	2,000,000	1,899,103
American Tower Corp.	2.70%	04/15/2031	2,250,000	1,874,428
Digital Realty Trust Inc.	3.60%	07/01/2029	1,000,000	896,913
Regency Centers LP	3.75%	06/15/2024	2,000,000	1,953,313
Regency Centers LP	4.40%	02/01/2047	2,400,000	1,950,492
SBA Communications Corp.	3.88%	02/15/2027	4,000,000	3,757,341

				16,150,933
Food & Staples Retailing (1.9%)
Sysco Corp.	2.40%	02/15/2030	6,000,000	5,214,500

Food Products (1.5%)
McCormick & Co., Inc.	2.50%	04/15/2030	5,000,000	4,264,718

Health Care Equipment & Supplies (2.1%)
Baxter International Inc.	2.54%	02/01/2032	3,000,000	2,440,599
Becton, Dickinson and Co.	3.36%	06/06/2024	2,000,000	1,962,502
Becton, Dickinson and Co.	4.69%	12/15/2044	1,500,000	1,393,284

				5,796,385
Hotels, Restaurants & Leisure (1.2%)
Hilton Domestic Operating Company Inc.	3.75%	05/01/2029	3,684,000	3,287,970

Industrial Conglomerates (1.1%)
Roper Technologies Inc.	2.95%	09/15/2029	3,500,000	3,127,317

Interactive Media & Services (0.7%)
Alphabet Inc.	1.10%	08/15/2030	1,500,000	1,227,375
Alphabet Inc.	2.05%	08/15/2050	1,500,000	949,542

				2,176,917
Internet & Direct Marketing Retail (1.1%)
Booking Holdings Inc.	4.63%	04/13/2030	3,000,000	2,996,859

IT Services (3.6%)
Fiserv Inc.	3.85%	06/01/2025	2,500,000	2,446,899
Fiserv Inc.	4.40%	07/01/2049	1,500,000	1,272,980
Global Payments Inc.	5.95%	08/15/2052	4,000,000	3,791,364
Visa Inc.	0.75%	08/15/2027	2,500,000	2,157,995

				9,669,238
Life Sciences Tools & Services (1.5%)
Agilent Technologies Inc.	2.75%	09/15/2029	4,750,000	4,244,498

Machinery (4.1%)
CNH Industrial Capital LLC	1.45%	07/15/2026	4,500,000	4,026,036
Pentair Finance SA	4.50%	07/01/2029	4,500,000	4,256,956
Xylem Inc.	2.25%	01/30/2031	4,000,000	3,335,942

				11,618,934

Multiline Retail (1.0%)
Macy’s Retail Holdings LLC [l]	5.88%	04/01/2029	3,000,000	2,774,970

Pharmaceuticals (0.9%)
Merck & Co. Inc.	1.90%	12/10/2028	2,750,000	2,435,869

Road & Rail (1.6%)
Kansas City Southern	2.88%	11/15/2029	2,000,000	1,790,721
Kansas City Southern	4.70%	05/01/2048	3,000,000	2,738,047

				4,528,768
Semiconductors & Semiconductor Equipment (2.3%)
Micron Technology Inc.	2.70%	04/15/2032	5,000,000	4,001,346
Qorvo Inc.	3.38%	04/01/2031	3,000,000	2,481,780

				6,483,126
Software (3.9%)
Autodesk Inc.	2.85%	01/15/2030	1,250,000	1,102,107
Autodesk Inc.	2.40%	12/15/2031	3,500,000	2,909,588
Oracle Corp.	6.13%	07/08/2039	4,000,000	4,156,565
PTC Inc.	4.00%	02/15/2028	3,000,000	2,803,398

				10,971,658
Specialty Retail (3.5%)
Lowe’s Companies Inc.	4.50%	04/15/2030	3,000,000	2,963,230
O’Reilly Automotive Inc.	4.20%	04/01/2030	4,000,000	3,843,916
Ross Stores Inc.	4.80%	04/15/2030	3,000,000	2,888,179

				9,695,325
Textiles, Apparel & Luxury Goods (2.6%)
Hanesbrands Inc.	4.88%	05/15/2026	4,500,000	4,263,750
VF Corp.	6.00%	10/15/2033	2,000,000	1,973,033
VF Corp.	6.45%	11/01/2037	1,000,000	1,030,856

				7,267,639
Transportation Infrastructure (1.4%)
Avantor Funding Inc.	4.63%	07/15/2028	4,000,000	3,796,360

Wireless Telecommunication Services (1.3%)
T-Mobile USA Inc.	2.25%	02/15/2026	1,500,000	1,395,279
T-Mobile USA Inc.	4.38%	04/15/2040	2,500,000	2,237,406

				3,632,685
Total investment in corporate bonds (62.6%) (cost $191,434,070)				174,693,682

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
European Bank for Reconstruction & Development	1.50%	02/13/2025	2,000,000	1,903,985
European Investment Bank	1.63%	10/09/2029	2,000,000	1,762,640
European Investment Bank	0.75%	09/23/2030	2,000,000	1,627,703
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	3,914,120
International Bank for Reconstruction & Development	1.63%	11/03/2031	5,000,000	4,256,379
International Finance Corp.	2.13%	04/07/2026	6,000,000	5,693,399

Total investment in supranational bonds (6.9%) (cost $21,117,741)				19,158,226

U.S. Government Agency Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Federal Home Loan Bank	3.33%	06/27/2025	4,000,000	3,906,683
Federal Home Loan Bank	0.50%	07/28/2025	5,000,000	4,601,193

Total investment in U.S. government agency bonds (3.1%) (cost $8,720,151)				8,507,876

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
U.S. Treasury	2.50%	01/31/2024	2,000,000	1,963,984
U.S. Treasury	2.13%	03/31/2024	2,000,000	1,951,328
U.S. Treasury	2.50%	05/31/2024	4,000,000	3,908,906
U.S. Treasury	2.00%	05/31/2024	1,000,000	971,719
U.S. Treasury	1.75%	06/30/2024	2,000,000	1,935,234
U.S. Treasury	2.25%	11/15/2024	3,000,000	2,904,727
U.S. Treasury	1.50%	11/30/2024	2,000,000	1,912,031
U.S. Treasury	2.00%	02/15/2025	3,000,000	2,882,695
U.S. Treasury	3.88%	03/31/2025	4,000,000	3,985,781
U.S. Treasury	0.25%	06/30/2025	2,000,000	1,842,109
U.S. Treasury	2.25%	11/15/2025	3,000,000	2,875,664
U.S. Treasury	0.38%	12/31/2025	2,000,000	1,821,563
U.S. Treasury	1.88%	07/31/2026	2,000,000	1,880,078
U.S. Treasury	3.25%	05/15/2042	5,000,000	4,606,055
U.S. Treasury	4.00%	11/15/2042	4,500,000	4,615,313
U.S. Treasury	2.00%	02/15/2050	4,000,000	2,823,281
U.S. Treasury	1.25%	05/15/2050	2,500,000	1,446,387
U.S. Treasury	1.88%	11/15/2051	2,000,000	1,355,547
U.S. Treasury	3.00%	08/15/5052	4,000,000	3,498,125
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,262,260	1,233,951
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,428,840	1,461,249
U.S. Treasury (TIPS)	0.63%	02/15/2043	2,603,940	2,195,309

Total investment in U.S. government treasury bonds (19.6%) (cost $58,127,658)				54,071,036

Total investment in long-term securities (95.7%) (cost $291,753,078)				266,006,937

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.2%) α
Beneficial State Bank	1.10%	10/23/2023	250,000	243,512
Citizens Trust Bank	0.05%	10/06/2023	250,000	244,849

				488,361
Time Deposits (2.3%)
Citibank, New York	3.69%	04/03/2023	6,480,133	6,480,133

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (1.2%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	4.58%			3,462,587

Total short-term securities (3.7%) (cost $10,431,081)				10,431,081

Total securities (99.4%) (cost $302,184,159)				276,438,018

Payable upon return of securities loaned (-1.2%)				(3,462,587)

Other assets and liabilities (1.8%)				4,981,436

Total net assets (100.0%)				277,956,867

λ	This security, or partial position of this security, was on loan at March 31, 2023. The total value of the securities on loan at March 31, 2023 was $3,552,058
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
plc	Public Limited Company
LLC	Limited Liability Company
LP	Limited Partnership
TIPS	Treasury Inflation Protected Security